Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 65,386	$ 39,625
Holdbacks	363	372
Accrued trade receivables	16,556	33,207
Contract receivables, included in accounts receivable	82,305	73,204
Other receivables	15,550	10,607
Total accounts receivable	97,855	83,811
Contract assets	35,027	15,802
Total	$ 132,882	$ 99,613